Schedule of Investments (unaudited) July 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.2%
County of Jefferson Alabama Sewer Revenue Refunding RB, Series D, Sub-Lien, 6.00%, 10/01/42	$1,875	$2,178,769

Arizona — 1.6%
Industrial Development Authority of the City of Phoenix RB, Series A, 5.00%, 07/01/46(a)	890	933,619
Maricopa County Industrial Development Authority Refunding RB, Series A, 4.13%, 09/01/38	475	550,506
Salt Verde Financial Corp. RB, 5.00%, 12/01/37	1,010	1,405,385

		2,889,510

Arkansas — 0.8%
Arkansas Development Finance Authority RB, AMT, 4.50%, 09/01/49(a)	1,370	1,386,262

California — 3.6%
California Health Facilities Financing Authority Refunding RB, Series A, 5.00%, 07/01/33	445	500,153
California Municipal Finance Authority RB, S/F Housing Series A, Senior, 5.25%, 08/15/39	80	88,878
Series A, Senior, 5.25%, 08/15/49	195	211,362
California Municipal Finance Authority Refunding RB, Series A, 5.00%, 02/01/42	120	139,398
California Pollution Control Financing Authority RB, AMT, 5.00%, 11/21/45(a)	730	753,820
California State Public Works Board RB, Series I, 5.00%, 11/01/38	405	458,743
Golden State Tobacco Securitization Corp. Refunding RB, Series A-2, 5.00%, 06/01/47	1,425	1,456,621
San Diego Unified School District GO, CAB(b) Series A, 0.00%, 07/01/29	2,235	2,023,390
Series A, 0.00%, 07/01/29(c)	290	260,609
State of California GO, 6.00%, 03/01/33	425	426,704
Stockton Public Financing Authority RB, Series A, 6.25%, 10/01/23(d)	185	220,537

		6,540,215

Colorado — 1.7%
City & County of Denver Colorado RB, CAB, Series A-2, 0.00%, 08/01/37(b)	1,490	841,180
Colorado Educational & Cultural Facilities Authority RB, 5.50%, 07/01/40	1,055	1,057,827
Colorado Health Facilities Authority Refunding RB, Series A, 3.25%, 08/01/49	1,105	1,125,354

		3,024,361

Connecticut — 0.8%
Connecticut Housing Finance Authority Refunding RB, S/F Housing, Sub-Series A-1, 3.85%, 11/15/43	1,370	1,494,588

Delaware — 2.4%
County of Sussex Delaware RB, 6.00%, 10/01/40	570	578,550
Delaware State Economic Development Authority RB, 5.38%, 10/01/45	2,050	2,060,783
Delaware State Health Facilities Authority RB, 5.00%, 06/01/48	1,395	1,626,110

		4,265,443

Security	Par (000)	Value

District of Columbia — 4.0%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, CAB, Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(b)	$10,170	$7,131,713

Florida — 3.1%
City of Tampa Florida RB, CAB(b) Series A, 0.00%, 09/01/49	285	94,965
Series A, 0.00%, 09/01/53	300	83,094
County of Broward Florida Port Facilities Revenue ARB, Series B, AMT, 4.00%, 09/01/49	1,070	1,152,882
County of Osceola Florida Transportation Revenue Refunding RB, CAB(b) Series A-2, 0.00%, 10/01/41	275	136,221
Series A-2, 0.00%, 10/01/42	370	176,190
Series A-2, 0.00%, 10/01/43	335	153,209
Series A-2, 0.00%, 10/01/44	345	152,028
Series A-2, 0.00%, 10/01/45	285	121,017
Florida Housing Finance Corp. RB, S/F Housing, Series 1, (FNMA, GNMA, FHLMC), 3.75%, 07/01/42	545	599,615
Mid-Bay Bridge Authority RB, Series A, 7.25%, 10/01/21(d)	1,525	1,650,004
Palm Beach County Health Facilities Authority RB, Series B, 5.00%, 11/15/42	75	88,052
Village Community Development District No. 10 SAB, 5.13%, 05/01/43	1,080	1,111,396

		5,518,673

Georgia — 4.5%
Gainesville & Hall County Hospital Authority Refunding RB, Series A, (GTD), 5.50%, 08/15/54	270	317,498
Griffin-Spalding County Hospital Authority RB, 4.00%, 04/01/42	2,310	2,559,341
Main Street Natural Gas, Inc. RB Series A, 5.00%, 05/15/36	1,500	2,026,995
Series A, 5.00%, 05/15/38	790	1,089,244
Series A, 5.00%, 05/15/49	935	1,387,821
Municipal Electric Authority of Georgia RB 4.00%, 01/01/49	260	285,147
5.00%, 01/01/56	350	407,796

		8,073,842

Hawaii — 0.4%
State of Hawaii Harbor System Revenue RB, Series A, 5.25%, 07/01/30	680	682,244

Idaho — 1.1%
Power County Industrial Development Corp. RB, AMT, 6.45%, 08/01/32	2,000	2,007,000

Illinois — 10.5%
Chicago Board of Education GO
Series C, 5.25%, 12/01/35	805	856,045
Series D, 5.00%, 12/01/46	1,070	1,117,410
Series H, 5.00%, 12/01/46	240	256,008
Chicago Board of Education Refunding GO
Series C, 5.00%, 12/01/25	360	397,832
Series C, 5.00%, 12/01/34	240	260,767
Series D, 5.00%, 12/01/25	435	480,714
Series F, 5.00%, 12/01/24	340	370,539
Chicago O’Hare International Airport ARB
Series A, 3rd Lien, 5.75%, 01/01/39	400	407,408
Series C, 3rd Lien, 6.50%, 01/01/21(d)	2,935	3,012,015

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority RB, 5.25%, 12/01/40	$530	$555,366
City of Chicago Illinois Special Assessment Revenue SAB, 6.75%, 12/01/32	578	579,289
Cook County Community College District No 508 GO, 5.50%, 12/01/38	410	450,483
Illinois Finance Authority Refunding RB, 4.00%, 03/01/35.	1,290	1,468,162
Metropolitan Pier & Exposition Authority RB, Series A, 5.00%, 06/15/57	365	390,838
Metropolitan Pier & Exposition Authority Refunding RB 4.00%, 06/15/50	280	279,882
Series B, (AGM), 0.00%, 06/15/47(b)	9,555	3,816,267
Railsplitter Tobacco Settlement Authority RB(d) 5.50%, 06/01/21	230	240,138
6.00%, 06/01/28	500	524,100
State of Illinois GO 5.00%, 02/01/39	810	859,394
Series A, 5.00%, 04/01/38	1,920	2,020,723
University of Illinois RB, Series A, 5.00%, 04/01/44	520	573,545

		18,916,925

Indiana — 2.9%
City of Valparaiso Indiana RB AMT, 6.75%, 01/01/34	415	453,599
AMT, 7.00%, 01/01/44	1,000	1,112,160
Indiana Finance Authority RB Series A, 1st Lien, 5.25%, 10/01/38	1,660	1,746,336
Series A, AMT, 5.00%, 07/01/44	225	239,796
Series A, AMT, 5.00%, 07/01/48	740	788,581
Series A, AMT, 5.25%, 01/01/51	210	224,744
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/40	640	705,050

		5,270,266

Iowa — 1.8%
Iowa Finance Authority Refunding RB 5.25%, 12/01/25	940	988,335
5.88%, 12/01/26(a)	210	217,667
Series B, 5.25%, 12/01/50(e)	240	253,887
Iowa Student Loan Liquidity Corp. Refunding RB, Series B, AMT, 3.00%, 12/01/39	1,715	1,732,630

		3,192,519

Kentucky — 0.7%
Kentucky Economic Development Finance Authority RB, Series A, 5.25%, 01/01/23(d)	525	589,113
Kentucky Public Transportation Infrastructure Authority RB, CAB, Series C, 6.75%, 07/01/43(f)	635	622,535

		1,211,648

Louisiana — 2.3%
Louisiana Public Facilities Authority Refunding RB, 5.00%, 05/15/47	1,635	1,865,977
Tobacco Settlement Financing Corp. Refunding RB Series A, 5.50%, 05/15/30	405	405,680
Series A, 5.25%, 05/15/31	435	445,997
Series A, 5.25%, 05/15/32	555	585,408
Series A, 5.25%, 05/15/33	600	632,298
Series A, 5.25%, 05/15/35	255	274,265

		4,209,625

Security	Par (000)	Value

Maine — 0.4%
Maine State Housing Authority RB, M/F Housing, Series E, 4.25%, 11/15/43	$355	$406,933
Maine State Housing Authority RB, S/F Housing, Series C, 3.95%, 11/15/43	335	374,507

		781,440

Maryland — 2.0%
Maryland Economic Development Corp. Refunding RB, 5.75%, 09/01/25	330	330,591
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 05/15/42	1,760	2,085,248
Maryland Health & Higher Educational Facilities Authority Refunding RB, 6.25%, 01/01/21(d)	1,095	1,122,440

		3,538,279

Massachusetts — 3.9%
Massachusetts Development Finance Agency Refunding RB 4.00%, 07/01/39	1,140	1,177,141
Series A, 4.00%, 06/01/49	150	162,698
Series P, 5.45%, 05/15/59	845	1,115,113
Massachusetts Educational Financing Authority RB, AMT, 3.75%, 07/01/47	1,865	1,899,894
Massachusetts Educational Financing Authority Refunding RB
Series A, AMT, 3.63%, 07/01/32	1,550	1,610,341
Series B, AMT, 3.63%, 07/01/34	1,000	1,044,720

		7,009,907

Michigan — 3.9%
City of Detroit Michigan Sewage Disposal System Revenue Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(d)	2,235	2,453,516
Eastern Michigan University RB, Series A, 4.00%, 03/01/47	1,170	1,305,907
Michigan Finance Authority RB, Series C-1, Senior Lien, 5.00%, 07/01/22(d)	455	497,119
Michigan Finance Authority Refunding RB, 4.00%, 11/15/46	570	624,732
Michigan State Housing Development Authority RB, M/F housing, Series A, 4.15%, 10/01/53	940	1,031,707
Michigan State Housing Development Authority RB, S/F Housing
Series A, 4.00%, 06/01/49	265	294,974
Series C, 4.13%, 12/01/38	185	208,112
Michigan Strategic Fund RB, AMT, 5.00%, 06/30/48	490	547,967

		6,964,034

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri Refunding RB, 5.50%, 05/01/43	130	138,902

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire — 1.1%
New Hampshire Business Finance Authority Refunding RB(a)
Series B, 4.63%, 11/01/42	$735	$742,732
Series C, AMT, 4.88%, 11/01/42	420	424,461
New Hampshire Housing Finance Authority RB, M/F Housing, (FHA), 4.00%, 07/01/52	800	867,864

		2,035,057

New Jersey — 9.4%
Casino Reinvestment Development Authority, Inc. Refunding RB 5.25%, 11/01/39	530	548,524
5.25%, 11/01/44	790	812,326
Essex County Improvement Authority RB, AMT, 5.25%, 07/01/45(a)	560	560,498
New Jersey Economic Development Authority RB Series B, 4.50%, 06/15/40	1,270	1,413,917
Series WW, 5.00%, 06/15/36	210	233,514
AMT, 5.13%, 09/15/23	1,040	1,065,511
New Jersey Economic Development Authority Refunding SAB, 5.75%, 04/01/31	1,125	1,170,259
New Jersey Higher Education Student Assistance Authority RB, Series B, AMT, 3.50%, 12/01/39	680	692,274
New Jersey Housing & Mortgage Finance Agency Refunding RB, S/F Housing, Series E, 2.45%, 10/01/50(g)	140	140,519
New Jersey Transportation Trust Fund Authority RB
Series A, 5.50%, 06/15/41(d)	1,025	1,072,324
Series AA, 4.13%, 06/15/39	1,040	1,139,008
Series AA, 5.00%, 06/15/44	940	1,004,657
Series B, 5.25%, 06/15/36	1,235	1,270,642
New Jersey Transportation Trust Fund Authority Refunding RB
4.00%, 12/15/39	510	549,999
Series A, 5.00%, 12/15/36	380	445,109
New Jersey Turnpike Authority RB, Series E, 5.00%, 01/01/45	715	809,637
Tobacco Settlement Financing Corp. Refunding RB Series A, 4.00%, 06/01/37	500	567,405
Sub-Series B, 5.00%, 06/01/46	3,105	3,493,156

		16,989,279

New York — 7.5%
Erie Tobacco Asset Securitization Corp. Refunding RB, Series A, 5.00%, 06/01/45	1,020	1,019,827
Metropolitan Transportation Authority RB, Series B, 5.25%, 11/15/38	1,255	1,341,633
Metropolitan Transportation Authority Refunding RB, Series C-1, 5.00%, 11/15/56	2,350	2,589,841
New York City Housing Development Corp. RB, M/F Housing, Series A, 3.00%, 11/01/55	740	770,599
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series C, 4.00%, 05/01/45	835	995,378
Sub-Series E-1, 5.00%, 02/01/42	740	785,332
New York Counties Tobacco Trust IV Refunding RB, Series A, 6.25%, 06/01/41(a)	1,000	1,000,500
New York Liberty Development Corp. Refunding RB(a)
Class 1, 5.00%, 11/15/44	1,495	1,588,991
Class 2, 5.15%, 11/15/34	175	185,537

Security	Par (000)	Value

New York (continued)
Class 2, 5.38%, 11/15/40	$440	$469,832
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	210	249,455
Port Authority of New York & New Jersey ARB,
Series 221, AMT, 4.00%, 07/15/60	850	952,484
Port Authority of New York & New Jersey RB
Series 8, 6.00%, 12/01/36	650	659,672
Series 8, 6.00%, 12/01/42	630	638,914
Westchester County Healthcare Corp. RB, Series A, Senior Lien, 5.00%, 11/01/44	252	276,164

		13,524,159

North Carolina — 0.6%
North Carolina Medical Care Commission RB, 4.00%, 11/01/52	400	456,356
North Carolina Medical Care Commission Refunding RB, Series A, 7.75%, 03/01/21(d)	305	318,438
North Carolina Turnpike Authority RB
Senior Lien, (AGM), 4.00%, 01/01/55	100	111,891
Senior Lien, 4.00%, 01/01/55	100	110,791

		997,476

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,065	2,276,311
County of Franklin Ohio RB
Series A, 6.13%, 07/01/22(d)	20	22,280
Series A, 6.13%, 07/01/40	330	347,170
County of Montgomery Ohio Refunding RB, 4.00%, 11/15/42	655	710,420
Ohio Air Quality Development Authority RB, AMT, 5.00%, 07/01/49(a)	405	412,286
Ohio Housing Finance Agency RB, S/F Housing, Series A, (FNMA, FHLMC, GNMA), 4.00%, 09/01/48	135	147,520
State of Ohio RB, AMT, 5.00%, 06/30/53	420	465,931
State of Ohio Refunding RB, Series A, 4.00%, 01/15/50	945	1,062,501

		5,444,419

Oklahoma — 0.6%
Oklahoma Development Finance Authority RB, Series B, 5.50%, 08/15/57	625	741,800
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/48	280	314,706

		1,056,506

Oregon — 0.8%
Salem-Keizer School District No. 24J GO, CAB, Series A, 0.00%, 06/15/40(b)	1,980	1,205,879
State of Oregon Housing & Community Services Department RB, S/F Housing, Series C, 3.95%, 07/01/43	200	220,014

		1,425,893

Pennsylvania — 5.0%
Bucks County Industrial Development Authority RB, 4.00%, 08/15/50	1,305	1,424,942
Hospitals & Higher Education Facilities Authority of Philadelphia RB, Series A, 5.63%, 07/01/42	335	350,859
Montgomery County Higher Education and Health Authority Refunding RB, Series A, 4.00%, 09/01/49	470	515,905

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB
Series A-1, 4.00%, 04/15/50	$470	$539,513
AMT, 5.00%, 12/31/38	390	428,072
AMT, 5.00%, 06/30/42	440	480,841
Pennsylvania Economic Development Financing Authority Refunding RB, AMT, 5.50%, 11/01/44	800	821,168
Pennsylvania Higher Education Assistance Agency RB, Series B, AMT, 3.00%, 06/01/47	100	98,597
Pennsylvania Housing Finance Agency RB, S/F Housing, Series 128-B, 3.85%, 04/01/38	965	1,072,713
Pennsylvania Housing Finance Agency Refunding RB, S/F Housing, Series 119, 3.50%, 10/01/36	1,285	1,372,316
Pennsylvania Turnpike Commission RB Series A, 5.00%, 12/01/44	585	678,021
Series A, Subordinate, 4.00%, 12/01/49	1,075	1,192,454

		8,975,401

Puerto Rico — 6.2%
Children’s Trust Fund Refunding RB 5.50%, 05/15/39	325	325,097
5.63%, 05/15/43	355	355,071
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series A, Senior Lien, 5.00%, 07/01/33	1,355	1,391,002
Series A, Senior Lien, 5.13%, 07/01/37	385	396,069
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	400	403,548
Series A, Senior Lien, 6.00%, 07/01/44	725	731,351
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(b)	3,780	1,101,757
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	865	918,457
Series A-1, 5.00%, 07/01/58	3,685	3,968,819
Series A-2, 4.33%, 07/01/40	565	587,662
Series A-2, 4.78%, 07/01/58	925	985,079

		11,163,912

Rhode Island — 2.7%
Rhode Island Student Loan Authority RB, Series A, AMT, 3.63%, 12/01/37	945	974,815
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/35	420	474,550
Series B, 4.50%, 06/01/45	1,375	1,453,237
Series B, 5.00%, 06/01/50	1,895	2,048,343

		4,950,945

South Carolina — 4.5%
South Carolina Jobs-Economic Development Authority RB 5.00%, 04/01/44	100	107,991
4.00%, 04/01/49	100	97,608
5.00%, 04/01/49	135	144,967
4.00%, 04/01/54	105	101,541
5.00%, 04/01/54	245	262,395
South Carolina Jobs-Economic Development Authority Refunding RB, Series A, 4.25%, 05/01/48	1,445	1,562,132
South Carolina Ports Authority ARB AMT, 5.25%, 07/01/25(d)	555	688,183

Security	Par (000)	Value

South Carolina (continued)
AMT, 5.00%, 07/01/55	$710	$833,306
South Carolina Public Service Authority RB, Series A, 5.50%, 12/01/54	2,040	2,311,055
South Carolina Public Service Authority Refunding RB, Series E, 5.25%, 12/01/55	1,635	1,916,253

		8,025,431

Tennessee — 0.9%
Chattanooga Health Educational & Housing Facility Board RB, Series A, 5.25%, 01/01/23(d)	720	805,457
Greeneville Health & Educational Facilities Board Refunding RB, Series A, 4.00%, 07/01/40	375	405,090
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, Series A, 5.00%, 07/01/40	360	411,818

		1,622,365

Texas — 4.6%
Brazos Higher Education Authority, Inc. RB, Series 1B, AMT, 3.00%, 04/01/40	65	62,726
Central Texas Regional Mobility Authority Refunding RB Senior Lien, 6.25%, 01/01/21(d)	1,070	1,096,547
Sub-Lien, 5.00%, 01/01/33	180	196,094
Harris County Cultural Education Facilities Finance Corp. RB, Series B, 7.00%, 01/01/23(d)	240	279,209
Midland County Fresh Water Supply District No. 1 RB, CAB(b)
Series A, 0.00%, 09/15/40	2,525	1,162,081
Series A, 0.00%, 09/15/41	1,395	608,387
New Hope Cultural Education Facilities Finance Corp. RB, Series A, 5.00%, 04/01/25(d)	145	176,750
North Texas Tollway Authority RB, CAB, Series B, 0.00%, 09/01/31(b)(d)	1,015	553,398
North Texas Tollway Authority Refunding RB, 4.25%, 01/01/49	610	693,857
Texas Department of Housing & Community Affairs RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	195	219,923
Texas Private Activity Bond Surface Transportation Corp. RB AMT, 5.00%, 06/30/58	710	828,691
Senior Lien, 7.00%, 06/30/40	1,165	1,169,730
Texas Transportation Commission RB, CAB(b) 0.00%, 08/01/35	270	160,855
0.00%, 08/01/36	145	81,968
0.00%, 08/01/37	195	104,416
0.00%, 08/01/38	200	101,458
0.00%, 08/01/44	870	317,150
0.00%, 08/01/45	1,135	392,154

		8,205,394

Utah — 0.1%
Utah Charter School Finance Authority Refunding RB, 5.00%, 06/15/55(a)	190	196,836

Virginia — 1.9%
Virginia Housing Development Authority RB, M/F Housing, Series D, 3.90%, 10/01/48	1,430	1,594,250
Virginia Small Business Financing Authority RB Senior Lien, AMT, 5.25%, 01/01/32	400	425,616
Senior Lien, AMT, 6.00%, 01/01/37	1,345	1,445,471

		3,465,337

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 1.4%
King County Housing Authority Refunding RB, 3.00%, 06/01/40	$440	$470,765
Port of Seattle Washington ARB, Series C, AMT, 5.00%, 04/01/40	390	440,914
Washington Health Care Facilities Authority RB, Series A, 5.75%, 01/01/45	1,195	1,347,398
Washington Health Care Facilities Authority Refunding RB, 5.00%, 09/01/55	285	355,287

		2,614,364

West Virginia — 1.0%
West Virginia Hospital Finance Authority RB, Series A, 4.00%, 06/01/51	1,605	1,747,829

Wisconsin — 1.9%
Public Finance Authority Refunding RB, Series A, 4.00%, 10/01/49	2,000	2,212,780
Wisconsin Housing & Economic Development Authority RB, M/F Housing
Series A, 3.15%, 11/01/44	480	512,529
Series A, 4.45%, 05/01/57	575	646,628

		3,371,937

Total Municipal Bonds — 106.9% (Cost: $172,269,589)		192,238,705

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Arizona — 0.6%
Maricopa County Industrial Development Authority RB, Series A, 4.00%, 01/01/41	915	1,040,895

California — 2.8%
Bay Area Toll Authority Refunding RB, 4.00%, 04/01/42(i)	1,638	1,886,696
City of Los Angeles Department of Airports Refunding RB, Series A, 5.00%, 05/15/40	1,162	1,165,482
Sacramento Area Flood Control Agency Refunding SAB, 5.00%, 10/01/47	1,635	1,977,547

		5,029,725

Colorado — 1.2%
County of Adams Colorado Refunding COP, 4.00%, 12/01/45	1,950	2,149,348

District of Columbia — 0.3%
District of Columbia Housing Finance Agency RB, M/F Housing, Series 2, (FHA), 4.10%, 09/01/39	510	583,629

Florida — 5.7%
City Of South Miami Health Facilities Authority, Inc. Refunding RB, 5.00%, 08/15/47	1,290	1,503,933
City of Tampa Florida RB, Series A, 4.00%, 11/15/46	1,932	2,143,325
County of Broward Florida Port Facilities Revenue ARB, Series B, AMT, 4.00%, 09/01/49	2,350	2,532,031
Greater Orlando Aviation Authority ARB, Series A, AMT, 4.00%, 10/01/49(i)	3,543	3,981,659

		10,160,948

Security	Par (000)	Value

Georgia — 0.7%
Georgia Housing & Finance Authority Refunding RB, Series A, 3.70%, 06/01/49	$1,071	$1,180,112

Illinois — 0.6%
Illinois Finance Authority Refunding RB Series C, 4.00%, 02/15/27(d)	2	2,812
Series C, 4.00%, 02/15/41	1,002	1,121,157

		1,123,969

Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	1,245	1,389,619

Maine — 0.3%
Maine State Housing Authority RB, M/F Housing, Series E, 4.15%, 11/15/38	475	549,365

Maryland — 4.2%
City of Baltimore Maryland RB Series A, 5.00%, 07/01/46	1,515	1,819,651
Series A, 4.00%, 07/01/49	3,123	3,618,801
Maryland Stadium Authority RB, 5.00%, 05/01/42	1,740	2,103,834

		7,542,286

Massachusetts — 3.9%
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/46	1,982	2,469,510
Massachusetts Housing Finance Agency RB, M/F Housing, Series A-1, (FHA), 3.10%, 06/01/60	1,111	1,143,034
Massachusetts School Building Authority RB, Series B, 5.00%, 10/15/21(d)	3,211	3,397,757

		7,010,301

Michigan — 2.5%
Michigan Finance Authority RB, 4.00%, 02/15/47	1,724	1,968,465
Michigan State Housing Development Authority RB, M/F Housing, Series A, 4.05%, 10/01/48	2,337	2,592,109

		4,560,574

Nebraska — 0.6%
Nebraska Investment Finance Authority RB, S/F Housing, Series A, (FNMA, FHLMC, GNMA), 3.70%, 03/01/47	1,032	1,163,925

Nevada — 1.6%
County of Clark Nevada GO, Series A, 5.00%, 05/01/48	2,260	2,781,858

New York — 7.9%
Hudson Yards Infrastructure Corp. RB(i) 5.75%, 02/15/21(d)	501	515,503
5.75%, 02/15/47	309	317,122
New York City Housing Development Corp. Refunding RB, Series A, 4.15%, 11/01/38	1,080	1,209,006
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1, 4.00%, 07/15/42(i)	1,395	1,475,994
New York Liberty Development Corp. ARB, 5.25%, 12/15/43	5,400	5,706,290

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp. Refunding RB, 5.75%, 11/15/51(i)	$3,250	$3,458,773
Port Authority of New York & New Jersey Refunding RB, 194th Series, 5.25%, 10/15/55	1,350	1,593,499

		14,276,187

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency Refunding RB, Series B, 5.00%, 10/01/25(d)	1,320	1,637,513

Pennsylvania — 1.8%
Commonwealth of Pennsylvania GO, 1st Series, 4.00%, 03/01/36(i)	1,559	1,831,912
Pennsylvania Turnpike Commission RB, Series A, 5.50%, 12/01/42	1,229	1,474,150

		3,306,062

Rhode Island — 1.1%
Rhode Island Housing and Mortgage Finance Corp. Refunding RB, S/F Housing
Series 69-B, (FNMA, FHLMC, GNMA), 3.55%, 10/01/33	1,280	1,415,770
Series 69-B, (FNMA, FHLMC, GNMA), 3.95%, 10/01/43	459	501,072

		1,916,842

South Carolina — 1.0%
South Carolina Ports Authority ARB, Series B, AMT, 4.00%, 07/01/49(i)	1,665	1,839,192

Texas — 9.5%
City of San Antonio Texas Electric & Gas Systems Revenue RB, Junior Lien, 5.00%, 02/01/43	1,260	1,388,873
County of Hidalgo Texas GO, Series A, 4.00%, 08/15/43	2,297	2,694,408
Harris County Toll Road Authority Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,859	2,306,404
Houston Community College System GO, 4.00%, 02/15/43	1,395	1,505,010
Howe Independent School District GO, (PSF-GTD), 4.00%, 08/15/43	1,095	1,260,279
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue Refunding RB, Series A, 5.00%, 11/01/21(d)	1,710	1,813,558
San Antonio Public Facilities Corp. Refunding RB, 4.00%, 09/15/42	1,499	1,587,107
Texas Department of Housing & Community Affairs RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	437	476,023
Series A, (GNMA), 3.00%, 09/01/45	625	654,579
Series A, (GNMA), 3.75%, 09/01/49	239	260,982
Series A, (GNMA), 3.00%, 03/01/50	1,185	1,240,280
University of Texas System Refunding RB, Series B, 5.00%, 08/15/43	1,801	1,955,769

		17,143,272

Security	Par (000)	Value

Washington — 0.9%
Washington Health Care Facilities Authority Refunding RB, Series B, 4.13%, 08/15/43	$1,445	$1,583,090

Wisconsin — 0.9%
Wisconsin Housing & Economic Development Authority RB, M/F Housing, Series A, 4.30%, 11/01/53	1,395	1,562,316

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 49.8% (Cost: $83,134,325)		89,531,028

Total Long-Term Investments — 156.7% (Cost: $255,403,914)		281,769,733

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(j)(k)	1,722,534	1,722,879

Total Short-Term Securities — 1.0% (Cost: $1,722,879)		1,722,879

Total Investments — 157.7% (Cost: $257,126,793)		283,492,612

Other Assets Less Liabilities — 1.0%		1,875,433

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.1)%		(50,599,198)

VMTP Shares at Liquidation Value — (30.6)%		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$179,768,847

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $9,031,595.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH)

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,196,462	526,072	(b)	—	1,722,534	$1,722,879	$79	$(31)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$192,238,705	$—	$192,238,705
Municipal Bonds Transferred to Tender Option Bond Trusts	—	89,531,028	—	89,531,028
Short-Term Securities
Money Market Funds	1,722,879	—	—	1,722,879

	$1,722,879	$281,769,733	$—	$283,492,612

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(50,579,134)	$—	$(50,579,134)
VMTP Shares at Liquidation Value	—	(55,000,000)	—	(55,000,000)

	$—	$(105,579,134)	$—	$(105,579,134)

7

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

8